UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-03723

Fidelity New York Municipal Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

(Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	July 31, 2019

Item 1.

Reports to Stockholders

Fidelity® New York Municipal Income Fund Semi-Annual Report July 31, 2019 Includes Fidelity and Fidelity Advisor share classes

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five Sectors as of July 31, 2019

% of fund's net assets
Special Tax	27.1
Transportation	21.3
Education	14.8
General Obligations	14.4
Water & Sewer	8.3

Quality Diversification (% of fund's net assets)

As of July 31, 2019
AAA	1.3%
AA,A	89.4%
BBB	5.1%
Short-Term Investments and Net Other Assets	4.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Schedule of Investments July 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 95.8%
	Principal Amount (000s)	Value (000s)
New York - 90.3%
Buffalo and Erie County Indl. Land Rev. (Catholic Health Sys., Inc. Proj.) Series 2015:
5% 7/1/24	$600	$701
5% 7/1/25	455	545
5% 7/1/26	450	537
5% 7/1/27	540	643
5% 7/1/28	360	429
5% 7/1/29	300	355
5% 7/1/30	575	676
5% 7/1/40	1,000	1,142
5.25% 7/1/35	1,000	1,170
Buffalo Muni. Wtr. Fin. Auth. Series 2015 A:
4% 7/1/22	350	378
5% 7/1/24	400	474
5% 7/1/25	250	304
5% 7/1/26	500	604
5% 7/1/27	2,000	2,399
5% 7/1/29	500	594
Dorm. Auth. New York Univ. Rev.:
(Fordham Univ. Proj.) Series 2017:
5% 7/1/30	625	775
5% 7/1/32	1,500	1,838
(Memorial Sloan-Kettring Cancer Ctr.) Series 2017, 5% 7/1/31	3,315	4,130
(Orange Reg'l. Med. Ctr. Proj.) Series 2017, 5% 12/1/28 (a)	3,700	4,449
(St Johns Univ., NY. Proj.) Series 2017 A:
5% 7/1/28	750	936
5% 7/1/29	1,400	1,743
5% 7/1/30	1,250	1,545
(State Univ. of New York Proj.) Series 2017 A:
5% 7/1/32	1,500	1,849
5% 7/1/34	3,000	3,672
Series 2016 A:
5% 7/1/36	8,000	9,623
5% 7/1/39	6,185	7,383
5% 7/1/41	2,500	2,925
5% 7/1/46	8,000	9,305
5% 7/1/50	6,280	7,282
Dutchess County Local Dev. Corp. Rev.:
(Health Quest Systems, Inc. Proj.) Series 2016 B:
5% 7/1/26	1,400	1,703
5% 7/1/46	9,025	10,309
(Marist College Proj.) Series 2015 A:
5% 7/1/26	550	661
5% 7/1/27	350	419
5% 7/1/28	500	597
5% 7/1/29	725	862
5% 7/1/31	2,610	3,070
5% 7/1/32	2,660	3,118
5% 7/1/33	2,770	3,238
5% 7/1/34	2,935	3,419
5% 7/1/35	3,000	3,486
5% 7/1/36	1,000	1,159
5% 7/1/40	8,500	9,776
(The Culinary Institute of America Proj.) Series 2018:
5% 7/1/26	850	1,024
5% 7/1/30	1,100	1,357
5% 7/1/35	855	1,026
(Vassar College Proj.) Series 2017:
5% 7/1/35	1,100	1,328
5% 7/1/36	1,430	1,722
5% 7/1/37	1,705	2,044
Erie County Fiscal Stability Auth.:
Series 2017 C:
5% 9/1/29	600	761
5% 9/1/30	625	788
5% 9/1/31	1,050	1,315
Series 2017 D:
5% 9/1/29	325	412
5% 9/1/30	400	504
5% 9/1/33	525	652
5% 9/1/34	850	1,052
5% 9/1/35	1,300	1,604
Erie County Gen. Oblig. Series 2015 A:
5% 9/15/27	275	329
5% 9/15/28	275	328
Haverstraw Stony Point Central School District Series 2015:
5% 10/15/32 (FSA Insured)	1,200	1,366
5% 10/15/33 (FSA Insured)	300	341
Hempstead Local Dev. Corp. Rev. (Molloy College Proj.) Series 2017:
5% 7/1/32	740	874
5% 7/1/33	475	558
Hudson Yards Infrastructure Corp. New York Rev.:
Series 2011, 5.25% 2/15/47	6,240	6,584
Series 2012 A, 5.75% 2/15/47	8,430	8,989
Series 2017 A:
5% 2/15/32	4,000	4,937
5% 2/15/33	10,000	12,299
5% 2/15/34	6,000	7,341
5% 2/15/36	4,750	5,771
5% 2/15/37	2,505	3,032
5% 2/15/42	14,600	17,446
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2012 A, 5% 9/1/42	2,320	2,530
Series 2012 B:
5% 9/1/26	10,065	11,183
5% 9/1/27	10,000	11,079
Series 2014 A, 5% 9/1/35	5,000	5,744
Series 2016 B, 5% 9/1/36	3,500	4,170
Series 2017:
5% 9/1/29	500	629
5% 9/1/30	750	937
Madison County Cap. Resource Corp. Rev. (Colgate Univ. Rfdg. Proj.) Series 2015 A:
5% 7/1/26	500	602
5% 7/1/30	1,125	1,333
5% 7/1/32	1,250	1,471
5% 7/1/33	1,000	1,175
5% 7/1/35	1,000	1,168
5% 7/1/40	4,000	4,622
Monroe County Indl. Dev. Agcy. Rev. (Rochester Schools Modernization Proj.):
Series 2015:
5% 5/1/23	350	401
5% 5/1/24	750	887
5% 5/1/25	750	912
5% 5/1/26	1,200	1,452
5% 5/1/27	700	844
5% 5/1/29	1,750	2,100
5% 5/1/30	1,000	1,194
5% 5/1/31	1,205	1,431
Series 2018:
5% 5/1/30	8,500	10,938
5% 5/1/32	5,000	6,337
5% 5/1/34	3,000	3,753
Monroe County Indl. Dev. Corp.:
(The Rochester Gen. Hosp. Proj.) Series 2017:
5% 12/1/31	1,595	1,903
5% 12/1/34	760	895
5% 12/1/35	700	823
5% 12/1/36	700	820
(Univ. of Rochester Proj.):
Series 2015:
5% 7/1/28	1,250	1,511
5% 7/1/29	1,050	1,264
5% 7/1/30	1,000	1,198
5% 7/1/31	1,200	1,431
5% 7/1/32	1,250	1,486
Series 2017 A:
5% 7/1/31	1,650	2,064
5% 7/1/32	1,215	1,509
5% 7/1/34	1,310	1,607
Series 2017 C:
4% 7/1/32	1,680	1,908
5% 7/1/30	1,040	1,309
5% 7/1/31	800	1,001
Series 2017 D:
5% 7/1/30	1,000	1,259
5% 7/1/31	825	1,032
MTA Hudson Rail Yards Trust Oblig. Series 2016 A:
5% 11/15/46	2,150	2,170
5% 11/15/51	3,000	3,185
5% 11/15/56	9,000	9,962
Nassau County Gen. Oblig. Series 2014 A:
5% 4/1/26	19,360	22,538
5% 4/1/29	14,040	16,168
Nassau County Local Econ. Assistance and Fin. Corp. (Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2011, 5% 7/1/22	5,500	5,870
Nassau County Local Econ. Assistance Corp.:
(Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2014:
5% 7/1/23	450	509
5% 7/1/26	1,500	1,730
(Univ. Hosp. Proj.) Series 2012:
5% 7/1/20	2,000	2,063
5% 7/1/22	2,000	2,195
5% 7/1/27	2,155	2,350
(Winthrop-Univ. Hosp. Assoication Proj.) Series 2012:
5% 7/1/32	7,000	7,553
5% 7/1/37	4,595	4,924
Series 2014 B:
5% 7/1/23	550	622
5% 7/1/27	1,000	1,147
Series 2014 C, 5% 7/1/26	3,000	3,461
New York City Gen. Oblig.:
Series 2017 A, 5% 8/1/34	5,355	6,415
Series 2018 F, 5% 4/1/45	10,760	12,931
Series 2019 D:
5% 12/1/41	4,305	5,257
5% 12/1/44	9,810	11,930
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2009 C, 5% 6/15/44	2,700	2,921
Series 2012 BB, 5.25% 6/15/44 (Pre-Refunded to 12/15/21 @ 100)	2,330	2,562
Series 2013 2, 5% 6/15/47	12,540	14,007
Series 2014 BB, 5% 6/15/46	9,785	10,939
Series 2014 CC, 5% 6/15/47	6,200	7,061
Series 2014 DD, 5% 6/15/35	10,000	11,580
Series 2015 AA, 5% 6/15/44	6,200	7,082
Series 2015 FF, 5% 6/15/32	2,000	2,389
Series 2017 EE, 5% 6/15/37	10,000	12,078
Series 2018 BB, 5% 6/15/31	7,130	8,851
Series 2018 CC, 5% 6/15/48	7,070	8,367
Series 2019 DD, 5.25% 6/15/49	4,410	5,422
Series AA, 4% 6/15/40	3,500	3,963
Series BB:
4% 6/15/49	5,000	5,572
5% 6/15/49	6,000	7,377
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
(New York State Gen. Oblig. Proj.) Series 2015 S-1, 5% 7/15/35	4,000	4,656
Series 2012 S1 A, 5.25% 7/15/37	11,500	12,376
Series 2016 S1, 5% 7/15/33	2,165	2,588
Series 2016:
5% 7/15/32	15,000	17,965
5% 7/15/35	5,000	5,942
Series 2018 S4, 5.25% 7/15/36	8,095	10,142
New York City Transitional Fin. Auth. Rev.:
Series 2013 F, 5% 2/1/31	6,000	6,736
Series 2014 D1:
5% 2/1/28	5,000	5,809
5% 2/1/29	7,500	8,694
5% 2/1/31	4,300	4,967
5% 2/1/32	1,515	1,744
Series 2015 E1, 5% 2/1/41	8,000	9,222
Series 2017 A-1, 5% 5/1/34	1,065	1,277
Series 2017 B, 5% 8/1/34	2,640	3,182
Series 2017 E, 5% 2/1/33	5,290	6,447
Series 2017 E-1, 5% 2/1/34	4,500	5,463
Series 2017 F:
5% 5/1/33	5,000	6,123
5% 5/1/34	7,000	8,537
5% 5/1/35	11,795	14,326
5% 5/1/38	5,000	6,006
Series 2018 A2, 5% 8/1/39	5,000	6,013
Series 2018 B-1, 5% 8/1/34	3,000	3,675
Series 2018 C2:
5% 5/1/33	5,000	6,238
5% 5/1/34	15,000	18,615
5% 5/1/37	14,665	17,991
Series 2019 C, 4% 11/1/42	10,000	11,164
New York City Trust Cultural Resources Rev. (Carnegie Hall Proj.) Series 2009 A, 5% 12/1/39	20,000	20,229
New York Convention Ctr. Dev. Corp. Rev.:
Series 2015:
5% 11/15/29	5,000	6,040
5% 11/15/30	2,000	2,404
5% 11/15/33	9,115	10,842
Series 2016 A, 5% 11/15/46	13,450	15,809
New York Dorm. Auth. Personal Income Tax Rev. Series 2013 A, 5% 2/15/30	10,985	12,356
New York Dorm. Auth. Rev.:
(Bond Fing. Prog.):
Series 2016 E:
5% 10/1/29	3,940	4,868
5% 10/1/30	3,355	4,117
Series 2016 G:
5% 10/1/29	2,415	2,990
5% 10/1/30	2,340	2,882
Series 2015 A:
5% 7/1/28	5,000	5,948
5% 7/1/29	5,000	5,914
5% 10/1/29	785	944
5% 5/1/30	3,450	4,044
5% 7/1/30	10,120	11,963
5% 7/1/30	5,000	5,883
5% 10/1/30	535	640
5% 5/1/31	11,000	12,869
5% 7/1/31	15,000	17,560
5% 10/1/31	1,595	1,902
5% 10/1/32	1,550	1,844
Series 2015 B:
5% 7/1/28	1,300	1,559
5% 10/1/28	1,000	1,195
5% 7/1/29	1,400	1,671
5% 10/1/29	1,470	1,752
5% 7/1/30	1,400	1,662
5% 7/1/31	1,400	1,654
5% 7/1/32	1,450	1,709
5% 7/1/33	1,750	2,058
5% 10/1/33	1,010	1,191
5% 10/1/34	1,070	1,256
5% 7/1/40	2,545	2,942
Series 2015:
5% 12/1/19 (a)	1,100	1,112
5% 12/1/20 (a)	1,200	1,251
5% 12/1/21 (a)	800	858
5% 12/1/23 (a)	700	792
5% 12/1/24 (a)	600	695
5% 12/1/27 (a)	1,200	1,395
Series 2016 A:
5% 7/1/31	1,200	1,447
5% 7/1/31	600	738
5% 7/1/32	800	978
5% 7/1/33	800	957
5% 7/1/33	1,800	2,191
5% 7/1/34	650	774
5% 7/1/35	500	593
5% 7/1/41	1,000	1,168
Series 2016 E, 5% 10/1/31	1,945	2,368
New York Dorm. Auth. Revs.:
(Colgate Univ. Proj.) Series 1996, 6% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,090	1,162
(Cornell Univ. Proj.) Series 2008 C, 5% 7/1/37	6,000	6,204
(New York City Court Facilities Lease Proj.) Series 2005 A, 5.5% 5/15/28	2,700	3,558
(New York Univ. Proj.) Series 2001 1, 5.5% 7/1/40 (AMBAC Insured)	3,000	4,265
(Rochester Institute of Technology Proj.) Series 2010, 5% 7/1/21	1,500	1,551
(Skidmore College Proj.) Series 2011 A, 5.5% 7/1/41	3,000	3,225
(Vassar College Proj.) Series 2010, 5% 7/1/49	9,000	9,264
Series 2010 A, 5% 7/1/41	12,000	12,399
Series 2012:
5% 7/1/23	1,000	1,105
5% 7/1/38	1,000	1,088
Series 2014 A:
5% 10/1/26 (FSA Insured)	1,400	1,663
5% 10/1/27 (FSA Insured)	1,000	1,186
5% 10/1/28 (FSA Insured)	1,000	1,167
Series 2019 A:
4% 7/1/40	650	709
4% 7/1/45	2,750	2,982
5% 7/1/26	400	488
5% 7/1/27	390	485
5% 7/1/28	465	588
5% 7/1/29	750	957
5% 7/1/30	625	789
5% 7/1/32	640	793
5% 7/1/33	5,800	7,176
5% 7/1/34	550	676
5% 7/1/35	600	734
5% 7/1/36	500	611
5% 7/1/41	600	725
5% 7/1/42	8,500	10,533
New York Dorm. Auth. Sales Tax Rev.:
(New York State Sales Tax Rev. Proj.) Series 2016 A, 5% 3/15/30	2,650	3,258
Series 2014 A, 5% 3/15/36	8,180	9,317
Series 2018 A:
5% 3/15/42	9,940	11,973
5% 3/15/43	9,940	11,962
Series 2018 C:
5% 3/15/35	18,870	23,298
5% 3/15/38	7,025	8,562
5% 3/15/43	6,185	7,443
Series 2018 E, 5% 3/15/48	10,755	12,962
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr.:
(New York City Muni. Wtr. Fin. Auth. Proj.) Series 2018 B, 5% 6/15/43	1,000	1,222
Series 2017 E, 5% 6/15/42	5,000	6,039
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Series 2016 B1, 5% 11/15/36	5,000	6,001
Series 2016 B2, 5% 11/15/37	12,700	15,198
New York Metropolitan Trans. Auth. Rev.:
Series 2012 D, 5% 11/15/25	10,000	11,157
Series 2012 H:
5% 11/15/33	1,570	1,735
5% 11/15/42	3,110	3,421
Series 2013 A, 5% 11/15/43	2,535	2,810
Series 2013 E, 5% 11/15/43	15,375	17,248
Series 2014 A1, 5% 11/15/44	8,000	8,967
Series 2014 B, 5.25% 11/15/44	6,300	7,205
Series 2014 D, 5.25% 11/15/44	5,000	5,781
Series 2015 A1:
5% 11/15/40	5,000	5,753
5% 11/15/45	1,200	1,369
Series 2015 B, 5% 11/15/29	2,125	2,513
Series 2016 A1, 5% 11/15/46	31,830	36,832
Series 2016 B:
5% 11/15/34	1,490	1,779
5% 11/15/35	8,375	9,969
Series 2017 C-2:
0% 11/15/27	1,600	1,345
0% 11/15/29	15,820	12,431
0% 11/15/32	18,000	12,717
New York State Dorm. Auth.:
Series 2017 A, 5% 2/15/37	5,400	6,469
Series 2019 A:
4% 3/15/49	10,000	11,058
5% 3/15/46	7,500	9,114
New York State Envir. Facilities Corp. Rev. Series 2019 A, 5% 2/15/49	12,690	15,682
New York State Envir. Facilities Corp. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2012, 1.95%, tender 8/1/19 (b)(c)	10,500	10,500
New York State Hsg. Fin. Agcy. Rev.:
Series 2019 H, 1.625% 5/1/23	3,680	3,698
Series 2019 I, 1.75% 5/1/24	5,700	5,743
New York Thruway Auth. Gen. Rev.:
Series 2016 A:
5% 1/1/34	3,000	3,576
5% 1/1/35	6,455	7,671
5% 1/1/41	9,320	10,931
5% 1/1/46	7,285	8,485
5% 1/1/51	23,625	27,100
Series 2018 L:
5% 1/1/27	1,250	1,574
5% 1/1/28	1,250	1,599
5% 1/1/29	1,865	2,380
5% 1/1/30	1,000	1,267
New York Trans. Dev. Corp.:
(Delta Air Lines, Inc. Laguardia Arpt. Terminals C&D Redev. Proj.) Series 2018, 5% 1/1/33 (c)	5,000	5,944
(Laguardia Arpt. Term. B Redev. Proj.) Series 2016 A:
5% 7/1/34 (c)	4,000	4,486
5% 7/1/46 (c)	6,200	6,834
New York Urban Dev. Corp. Rev.:
(New York State Gen. Oblig. Proj.) Series 2017 A, 5% 3/15/34	5,000	6,084
(New York State Pit) Series 2017 C, 5% 3/15/32	15,500	19,243
Series 2013 C, 5% 3/15/30	4,540	5,120
Series 2014 A, 5% 3/15/44	3,980	4,500
Series 2015 A, 5% 3/15/45	18,970	22,072
Series 2016, 5% 3/15/32	3,000	3,605
Series 2019 A, 5% 3/15/43	10,830	13,108
Niagara Falls City School District Ctfs. Prtn. Rfdg. Series 2015:
5% 6/15/23 (FSA Insured)	1,670	1,901
5% 6/15/24 (FSA Insured)	1,450	1,697
5% 6/15/25 (FSA Insured)	1,670	1,946
Niagara Frontier Trans. Auth. Arpt. Rev. Series 2019 A:
5% 4/1/23 (c)	1,650	1,845
5% 4/1/24 (c)	1,165	1,335
5% 4/1/32 (c)	255	312
5% 4/1/33 (c)	650	792
5% 4/1/34 (c)	865	1,049
5% 4/1/36 (c)	1,150	1,382
Onondaga County Ind. Dev. Agcy. Swr. Facilities Rev. (Bristol-Meyers Squibb Co. Proj.) 5.75% 3/1/24 (c)	9,655	11,252
Rockland County Gen. Oblig.:
Series 2014 A, 5% 3/1/24 (FSA Insured)	1,600	1,872
Series 2014:
4% 2/15/21 (Build America Mutual Assurance Insured)	815	852
4% 2/15/22 (Build America Mutual Assurance Insured)	1,000	1,071
Schenectady Cnt Re Co. Re (Union College Proj.) Series 2017, 5% 1/1/40	2,600	3,052
Suffolk County Econ. Dev. Corp. Rev. (Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2014:
5% 7/1/25	1,000	1,158
5% 7/1/26	1,280	1,477
Syracuse Gen. Oblig. Series 2015 A:
5% 3/1/24	1,000	1,177
5% 3/1/25	500	604
5% 3/1/26	500	603
5% 3/1/27	350	419
Tobacco Settlement Asset Securitization Corp. Series 2017 A:
5% 6/1/28	2,000	2,374
5% 6/1/29	3,000	3,541
5% 6/1/30	2,500	2,929
Triborough Bridge & Tunnel Auth. Revs.:
Series 2012 B:
0% 11/15/27	2,500	2,113
0% 11/15/28	2,500	2,051
Series 2015 A, 5.25% 11/15/45	10,820	12,774
Series 2017 B, 5% 11/15/36	5,000	6,081
Series 2019 A, 5% 11/15/49	10,000	12,224
Series B, 5% 11/15/31	8,280	11,239
Troy Cap. Resource Corp. Rev. (Rensselaer Polytechnic Institute Proj.):
Series 2010 A:
5% 9/1/30	5,775	5,982
5.125% 9/1/40	8,055	8,347
Series 2015:
5% 8/1/26	1,385	1,668
5% 8/1/27	1,600	1,916
5% 8/1/28	1,565	1,869
5% 8/1/32	1,000	1,169
Western Nassau County Wtr. Auth. Series 2015 A:
5% 4/1/28	300	354
5% 4/1/30	350	411
5% 4/1/31	335	391
5% 4/1/32	1,000	1,164
5% 4/1/34	1,045	1,211
5% 4/1/35	1,180	1,364
5% 4/1/40	1,400	1,605
5% 4/1/45	2,250	2,566
Yonkers Gen. Oblig.:
Series 2015 B:
5% 8/1/21 (FSA Insured)	735	793
5% 8/1/22 (FSA Insured)	510	568
5% 8/1/23 (FSA Insured)	300	347
Series 2015 D:
5% 8/1/27 (FSA Insured)	2,440	2,898
5% 9/1/27 (FSA Insured)	3,755	4,466
5% 8/1/28 (FSA Insured)	2,060	2,444
5% 9/1/28 (FSA Insured)	3,945	4,688
5% 8/1/29 (FSA Insured)	1,500	1,774
5% 9/1/29 (FSA Insured)	4,150	4,915
5% 8/1/30 (FSA Insured)	1,500	1,766
5% 9/1/30 (FSA Insured)	4,365	5,149

TOTAL NEW YORK		1,628,122

New York And New Jersey - 5.5%
New York Liberty Dev. Corp. (4 World Trade Ctr. Proj.) Series 2011, 5.125% 11/15/44	29,440	31,725
Port Auth. of New York & New Jersey:
185th Series:
5% 9/1/26 (c)	10,150	11,925
5% 9/1/27 (c)	6,200	7,261
5% 9/1/28 (c)	7,350	8,590
85th Series, 5.375% 3/1/28	6,280	7,549
Series 163, 5% 7/15/35	25,000	25,873
Series 202, 5% 10/15/36 (c)	5,455	6,487

TOTAL NEW YORK AND NEW JERSEY		99,410

TOTAL MUNICIPAL BONDS
(Cost $1,637,456)		1,727,532

Municipal Notes - 3.5%
New York - 3.5%
New York City Gen. Oblig.:
Participating VRDN Series Floaters E 118, 1.5% 8/1/19 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)	15,100	$15,100
Series 2006 I3, 1.49% 8/1/19, LOC Bank of America NA, VRDN (b)	5,140	5,140
Series 2012 D, 1.5% 8/1/19 (Liquidity Facility Bank of New York, New York), VRDN (b)	3,745	3,745
Series 2015 F6, 1.48% 8/1/19 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	1,300	1,300
Series 2019 D, 1.52% 8/1/19 (Liquidity Facility Barclays Bank PLC), VRDN (b)	2,200	2,200
New York City Indl. Dev. Agcy. Spl. Facilities Rev. (New York Stock Exchange Proj.) Series 2004 B, 1.47% 8/1/19, LOC Bank of America NA, VRDN (b)	900	900
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2001 F1, 1.55% 8/1/19 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (b)	3,400	3,400
Series 2008 BB2, 1.47% 8/1/19 (Liquidity Facility Bank of America NA), VRDN (b)	900	900
Series 2012 B, 1.49% 8/1/19 (Liquidity Facility U.S. Bank NA, Cincinnati), VRDN (b)	2,150	2,150
Series 2014 AA, 1.48% 8/1/19 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (b)	1,880	1,880
1.51% 8/1/19 (Liquidity Facility PNC Bank NA), VRDN (b)	800	800
New York City Transitional Fin. Auth. Rev.:
Series 2003 C4, 1.5% 8/1/19 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	1,500	1,500
Series 2013 A6, 1.49% 8/1/19 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	3,300	3,300
New York Hsg. Fin. Agcy. Rev. (505 West 37th Street Proj.) Series 2008 A, 1.5% 8/1/19, LOC Landesbank Hessen-Thuringen, VRDN (b)(c)	2,800	2,800
New York Metropolitan Trans. Auth. Rev.:
Series 2005 D2, 1.47% 8/1/19, LOC Landesbank Hessen-Thuringen, VRDN (b)	5,800	5,800
Series E3, 1.47% 8/1/19, LOC Bank of America NA, VRDN (b)	2,000	2,000
New York Trans. Dev. Corp. Participating VRDN Series Floaters XM 04 03, 1.8% 8/7/19 (Liquidity Facility Citibank NA) (b)(c)(d)(e)	10,000	10,000
TOTAL MUNICIPAL NOTES
(Cost $62,915)		62,915
TOTAL INVESTMENT IN SECURITIES - 99.3%
(Cost $1,700,371)		1,790,447
NET OTHER ASSETS (LIABILITIES) - 0.7%		12,025
NET ASSETS - 100%		$1,802,472

Security Type Abbreviations

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,552,000 or 0.6% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (d) Provides evidence of ownership in one or more underlying municipal bonds.

 (e) Coupon rates are determined by re-marketing agents based on current market conditions.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

Special Tax	27.1%
Transportation	21.3%
Education	14.8%
General Obligations	14.4%
Water & Sewer	8.3%
Others* (Individually Less Than 5%)	14.1%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		July 31, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,700,371)		$1,790,447
Cash		658
Receivable for fund shares sold		916
Interest receivable		16,932
Prepaid expenses		4
Other receivables		2
Total assets		1,808,959
Liabilities
Payable for investments purchased	$4,000
Payable for fund shares redeemed	388
Distributions payable	1,368
Accrued management fee	527
Distribution and service plan fees payable	26
Other affiliated payables	144
Other payables and accrued expenses	34
Total liabilities		6,487
Net Assets		$1,802,472
Net Assets consist of:
Paid in capital		$1,709,336
Total distributable earnings (loss)		93,136
Net Assets		$1,802,472
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($37,530 ÷ 2,782.2 shares)(a)		$13.49
Maximum offering price per share (100/96.00 of $13.49)		$14.05
Class M:
Net Asset Value and redemption price per share ($7,496 ÷ 555.2 shares)(a)		$13.50
Maximum offering price per share (100/96.00 of $13.50)		$14.06
Class C:
Net Asset Value and offering price per share ($19,695 ÷ 1,460.0 shares)(a)		$13.49
New York Municipal Income:
Net Asset Value, offering price and redemption price per share ($1,685,582 ÷ 124,912.1 shares)		$13.49
Class I:
Net Asset Value, offering price and redemption price per share ($48,394 ÷ 3,590.4 shares)		$13.48
Class Z:
Net Asset Value, offering price and redemption price per share ($3,775 ÷ 280.1 shares)		$13.48

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended July 31, 2019 (Unaudited)
Investment Income
Interest		$25,550
Expenses
Management fee	$3,018
Transfer agent fees	677
Distribution and service plan fees	158
Accounting fees and expenses	159
Custodian fees and expenses	6
Independent trustees' fees and expenses	3
Registration fees	95
Audit	30
Legal	8
Miscellaneous	8
Total expenses before reductions	4,162
Expense reductions	(22)
Total expenses after reductions		4,140
Net investment income (loss)		21,410
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		3,031
Total net realized gain (loss)		3,031
Change in net unrealized appreciation (depreciation) on investment securities		67,375
Net gain (loss)		70,406
Net increase (decrease) in net assets resulting from operations		$91,816

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended July 31, 2019 (Unaudited)	Year ended January 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$21,410	$43,685
Net realized gain (loss)	3,031	5,610
Change in net unrealized appreciation (depreciation)	67,375	(9,850)
Net increase (decrease) in net assets resulting from operations	91,816	39,445
Distributions to shareholders	(23,544)	(49,191)
Share transactions - net increase (decrease)	119,188	(116,843)
Total increase (decrease) in net assets	187,460	(126,589)
Net Assets
Beginning of period	1,615,012	1,741,601
End of period	$1,802,472	$1,615,012

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity New York Municipal Income Fund Class A

	Six months ended (Unaudited) July 31,	Years endedJanuary 31,
	2019	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$12.96	$13.02	$13.07	$13.65	$13.78	$13.02
Income from Investment Operations
Net investment income (loss)A	.146	.302	.321	.347	.376	.396
Net realized and unrealized gain (loss)	.547	(.017)	.063	(.457)	(.005)	.784
Total from investment operations	.693	.285	.384	(.110)	.371	1.180
Distributions from net investment income	(.146)	(.302)	(.321)	(.347)	(.376)	(.396)
Distributions from net realized gain	(.017)	(.043)	(.113)	(.123)	(.125)	(.024)
Total distributions	(.163)	(.345)	(.434)	(.470)	(.501)	(.420)
Redemption fees added to paid in capitalA	–	–	–	–B	–B	–B
Net asset value, end of period	$13.49	$12.96	$13.02	$13.07	$13.65	$13.78
Total ReturnC,D,E	5.37%	2.24%	2.95%	(.84)%	2.79%	9.20%
Ratios to Average Net AssetsF
Expenses before reductions	.80%G	.79%	.79%	.79%	.79%	.78%
Expenses net of fee waivers, if any	.80%G	.79%	.79%	.79%	.79%	.78%
Expenses net of all reductions	.80%G	.79%	.79%	.79%	.79%	.78%
Net investment income (loss)	2.22%G	2.35%	2.42%	2.55%	2.78%	2.95%
Supplemental Data
Net assets, end of period (in millions)	$38	$35	$41	$50	$48	$43
Portfolio turnover rate	16%G	13%	14%	20%	17%	11%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity New York Municipal Income Fund Class M

	Six months ended (Unaudited) July 31,	Years endedJanuary 31,
	2019	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$12.97	$13.03	$13.08	$13.66	$13.79	$13.03
Income from Investment Operations
Net investment income (loss)A	.149	.308	.329	.354	.384	.404
Net realized and unrealized gain (loss)	.547	(.017)	.063	(.456)	(.005)	.784
Total from investment operations	.696	.291	.392	(.102)	.379	1.188
Distributions from net investment income	(.149)	(.308)	(.329)	(.355)	(.384)	(.404)
Distributions from net realized gain	(.017)	(.043)	(.113)	(.123)	(.125)	(.024)
Total distributions	(.166)	(.351)	(.442)	(.478)	(.509)	(.428)
Redemption fees added to paid in capitalA	–	–	–	–B	–B	–B
Net asset value, end of period	$13.50	$12.97	$13.03	$13.08	$13.66	$13.79
Total ReturnC,D,E	5.39%	2.29%	3.01%	(.79)%	2.85%	9.26%
Ratios to Average Net AssetsF
Expenses before reductions	.76%G	.75%	.73%	.74%	.73%	.73%
Expenses net of fee waivers, if any	.75%G	.74%	.73%	.74%	.73%	.73%
Expenses net of all reductions	.75%G	.74%	.73%	.74%	.73%	.72%
Net investment income (loss)	2.27%G	2.39%	2.48%	2.60%	2.84%	3.01%
Supplemental Data
Net assets, end of period (in millions)	$7	$7	$8	$8	$9	$8
Portfolio turnover rate	16%G	13%	14%	20%	17%	11%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity New York Municipal Income Fund Class C

	Six months ended (Unaudited) July 31,	Years endedJanuary 31,
	2019	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$12.96	$13.02	$13.07	$13.65	$13.78	$13.02
Income from Investment Operations
Net investment income (loss)A	.097	.207	.222	.245	.276	.297
Net realized and unrealized gain (loss)	.547	(.017)	.063	(.457)	(.005)	.785
Total from investment operations	.644	.190	.285	(.212)	.271	1.082
Distributions from net investment income	(.097)	(.207)	(.222)	(.245)	(.276)	(.298)
Distributions from net realized gain	(.017)	(.043)	(.113)	(.123)	(.125)	(.024)
Total distributions	(.114)	(.250)	(.335)	(.368)	(.401)	(.322)
Redemption fees added to paid in capitalA	–	–	–	–B	–B	–B
Net asset value, end of period	$13.49	$12.96	$13.02	$13.07	$13.65	$13.78
Total ReturnC,D,E	4.99%	1.49%	2.18%	(1.58)%	2.04%	8.40%
Ratios to Average Net AssetsF
Expenses before reductions	1.55%G	1.53%	1.54%	1.54%	1.53%	1.52%
Expenses net of fee waivers, if any	1.55%G	1.53%	1.54%	1.54%	1.53%	1.52%
Expenses net of all reductions	1.55%G	1.53%	1.54%	1.54%	1.53%	1.52%
Net investment income (loss)	1.47%G	1.61%	1.68%	1.80%	2.04%	2.22%
Supplemental Data
Net assets, end of period (in millions)	$20	$23	$30	$33	$32	$31
Portfolio turnover rate	16%G	13%	14%	20%	17%	11%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity New York Municipal Income Fund

	Six months ended (Unaudited) July 31,	Years endedJanuary 31,
	2019	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$12.96	$13.03	$13.07	$13.65	$13.78	$13.02
Income from Investment Operations
Net investment income (loss)A	.168	.345	.365	.392	.421	.439
Net realized and unrealized gain (loss)	.547	(.028)	.073	(.457)	(.005)	.784
Total from investment operations	.715	.317	.438	(.065)	.416	1.223
Distributions from net investment income	(.168)	(.344)	(.365)	(.392)	(.421)	(.439)
Distributions from net realized gain	(.017)	(.043)	(.113)	(.123)	(.125)	(.024)
Total distributions	(.185)	(.387)	(.478)	(.515)	(.546)	(.463)
Redemption fees added to paid in capitalA	–	–	–	–B	–B	–B
Net asset value, end of period	$13.49	$12.96	$13.03	$13.07	$13.65	$13.78
Total ReturnC,D	5.55%	2.50%	3.37%	(.52)%	3.13%	9.55%
Ratios to Average Net AssetsE
Expenses before reductions	.47%F	.46%	.46%	.46%	.46%	.46%
Expenses net of fee waivers, if any	.47%F	.46%	.46%	.46%	.46%	.46%
Expenses net of all reductions	.47%F	.46%	.46%	.46%	.46%	.46%
Net investment income (loss)	2.55%F	2.68%	2.76%	2.88%	3.11%	3.27%
Supplemental Data
Net assets, end of period (in millions)	$1,686	$1,509	$1,606	$1,557	$1,721	$1,734
Portfolio turnover rate	16%F	13%	14%	20%	17%	11%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity New York Municipal Income Fund Class I

	Six months ended (Unaudited) July 31,	Years endedJanuary 31,
	2019	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$12.95	$13.01	$13.06	$13.64	$13.77	$13.01
Income from Investment Operations
Net investment income (loss)A	.163	.335	.353	.381	.410	.429
Net realized and unrealized gain (loss)	.547	(.017)	.063	(.457)	(.005)	.785
Total from investment operations	.710	.318	.416	(.076)	.405	1.214
Distributions from net investment income	(.163)	(.335)	(.353)	(.381)	(.410)	(.430)
Distributions from net realized gain	(.017)	(.043)	(.113)	(.123)	(.125)	(.024)
Total distributions	(.180)	(.378)	(.466)	(.504)	(.535)	(.454)
Redemption fees added to paid in capitalA	–	–	–	–B	–B	–B
Net asset value, end of period	$13.48	$12.95	$13.01	$13.06	$13.64	$13.77
Total ReturnC,D	5.51%	2.51%	3.21%	(.59)%	3.06%	9.48%
Ratios to Average Net AssetsE
Expenses before reductions	.54%F	.53%	.54%	.54%	.54%	.53%
Expenses net of fee waivers, if any	.54%F	.53%	.54%	.54%	.54%	.53%
Expenses net of all reductions	.54%F	.53%	.54%	.54%	.54%	.53%
Net investment income (loss)	2.48%F	2.61%	2.67%	2.80%	3.04%	3.21%
Supplemental Data
Net assets, end of period (in millions)	$48	$39	$57	$47	$41	$30
Portfolio turnover rate	16%F	13%	14%	20%	17%	11%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity New York Municipal Income Fund Class Z

	Six months ended (Unaudited) July 31,	Years endedJanuary 31,
	2019	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$12.95	$12.76
Income from Investment Operations
Net investment income (loss)B	.168	.117
Net realized and unrealized gain (loss)	.548	.212
Total from investment operations	.716	.329
Distributions from net investment income	(.169)	(.114)
Distributions from net realized gain	(.017)	(.025)
Total distributions	(.186)	(.139)
Net asset value, end of period	$13.48	$12.95
Total ReturnC,D	5.56%	2.60%
Ratios to Average Net AssetsE
Expenses before reductions	.44%F	.44%F
Expenses net of fee waivers, if any	.44%F	.43%F
Expenses net of all reductions	.44%F	.43%F
Net investment income (loss)	2.58%F	2.69%F
Supplemental Data
Net assets, end of period (in millions)	$4	$2
Portfolio turnover rate	16%F	13%F

 A For the period October 2, 2018 (commencement of sale of shares) to January 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended July 31, 2019
(Amounts in thousands except percentages)

1. Organization.

Fidelity New York Municipal Income Fund (the Fund) is a non-diversified fund of Fidelity New York Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, New York Municipal Income, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

Effective March 1, 2019, Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions. The Fund may be affected by economic and political developments in the state of New York.

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$90,100
Gross unrealized depreciation	(24)
Net unrealized appreciation (depreciation)	$90,076
Tax cost	$1,700,371

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $217,882 and $127,652, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .35% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$46	$1
Class M	-%	.25%	9	–(a)
Class C	.75%	.25%	103	9
			$158	$10

 (a) Amount represents less than five hundred dollars.

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$5
Class M	–(a)
Class C(b)	–(a)
$5

 (a) Amount represents less than five hundred dollars.

 (b) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$28.15
Class M	4.11
Class C	15.15
New York Municipal Income	597.08
Class I	32.14
Class Z	1.05
	$677

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month. For the period, the fees were equivalent to an annualized rate of .02%.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

5. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

6. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $2.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $4 and a portion of class-level operating expenses as follows:

Amount
Class A	–(a)
Class M	–(a)
Class C	1
New York Municipal Income	15
Class I	–(a)
Class Z	–(a)
$16

 (a) Amount represents less than five hundred dollars.

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2019	Year ended January 31, 2019(a)
Distributions to shareholders
Class A	$452	$1,069
Class M	92	211
Class C	180	487
New York Municipal Income	22,177	45,944
Class I	607	1,470
Class Z	36	10
Total	$23,544	$49,191

 (a) Distributions for Class Z are for the period October 2, 2018 (commencement of sale of shares) to January 31, 2019.

8. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended July 31, 2019	Year ended January 31, 2019(a)	Six months ended July 31, 2019	Year ended January 31, 2019(a)
Class A
Shares sold	395	515	$5,207	$6,633
Reinvestment of distributions	30	73	396	939
Shares redeemed	(326)	(1,090)	(4,319)	(14,006)
Net increase (decrease)	99	(502)	$1,284	$(6,434)
Class M
Shares sold	19	20	$250	$259
Reinvestment of distributions	6	14	78	182
Shares redeemed	(35)	(92)	(453)	(1,186)
Net increase (decrease)	(10)	(58)	$(125)	$(745)
Class C
Shares sold	87	256	$1,171	$3,274
Reinvestment of distributions	12	32	155	416
Shares redeemed	(436)	(761)	(5,737)	(9,793)
Net increase (decrease)	(337)	(473)	$(4,411)	$(6,103)
New York Municipal Income
Shares sold	13,746	23,835	$182,018	$305,878
Reinvestment of distributions	1,066	2,377	14,140	30,556
Shares redeemed	(6,276)	(33,104)	(83,064)	(424,532)
Net increase (decrease)	8,536	(6,892)	$113,094	$(88,098)
Class I
Shares sold	945	971	$12,444	$12,478
Reinvestment of distributions	31	83	417	1,060
Shares redeemed	(410)	(2,394)	(5,410)	(30,749)
Net increase (decrease)	566	(1,340)	$7,451	$(17,211)
Class Z
Shares sold	156	151	$2,062	$1,938
Reinvestment of distributions	2	1	30	9
Shares redeemed	(15)	(15)	(197)	(199)
Net increase (decrease)	143	137	$1,895	$1,748

 (a) Share transactions for Class Z are for the period October 2, 2018 (commencement of sale of shares) to January 31, 2019

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2019 to July 31, 2019).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value February 1, 2019	Ending Account Value July 31, 2019	Expenses Paid During Period-B February 1, 2019 to July 31, 2019
Class A	.80%
Actual		$1,000.00	$1,053.70	$4.07
Hypothetical-C		$1,000.00	$1,020.83	$4.01
Class M	.75%
Actual		$1,000.00	$1,053.90	$3.82
Hypothetical-C		$1,000.00	$1,021.08	$3.76
Class C	1.55%
Actual		$1,000.00	$1,049.90	$7.88
Hypothetical-C		$1,000.00	$1,017.11	$7.75
New York Municipal Income	.47%
Actual		$1,000.00	$1,055.50	$2.40
Hypothetical-C		$1,000.00	$1,022.46	$2.36
Class I	.54%
Actual		$1,000.00	$1,055.10	$2.75
Hypothetical-C		$1,000.00	$1,022.12	$2.71
Class Z	.44%
Actual		$1,000.00	$1,055.60	$2.24
Hypothetical-C		$1,000.00	$1,022.61	$2.21

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

NFY-SANN-0919
1.789717.117

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity New York Municipal Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity New York Municipal Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity New York Municipal Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	September 23, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	September 23, 2019

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	September 23, 2019